Retirement Plans (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net periodic benefit cost
Net periodic pension benefit cost	$ 347	$ 326	$ 282
Pension Plans, Defined Benefit [Member]
Net periodic benefit cost
Service cost	19	22	19
Interest cost	115	126	126
Expected return on plan assets	(139)	(148)	(145)
Amortization of prior service cost	(1)	0	(1)
Recognized net actuarial loss	66	36	23
Settlements losses	(14)	(15)	(18)
Net periodic pension benefit cost	$ 74	$ 51	$ 40